Income Taxes Deferred Tax Assets and Deferred Tax Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss and credits	$ 310	$ 235
Accruals and allowances	341	355
Stock-based compensation	145	133
Discount on note receivable	0	55
Net unrealized losses	5	5
Net deferred tax assets	801	783
Valuation allowance	(186)	(169)
Deferred tax assets, net of valuation allowance	615	614
Unremitted foreign earnings	(246)	(220)
Acquisition-related intangibles	(296)	(357)
Depreciation and amortization	(351)	(302)
Available-for-sale securities	(332)	(237)
Foreign statutory reserves	(28)	(21)
Deferred tax liabilties	(1,253)	(1,137)
Net deferred tax assets (liabilities)	(638)	(523)
Expected repatriation of foreign earnings	$ 450